Intangible Assets - Summary of Amortization of Intangible Assets Allocated (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Intangible Assets [Line Items]
Amortisation charge	¥ 291	¥ 317	¥ 206
Cost of Revenues [Member]
Disclosure Of Intangible Assets [Line Items]
Amortisation charge	78	60	27
Selling and Marketing Expenses [Member]
Disclosure Of Intangible Assets [Line Items]
Amortisation charge	62	109	109
General and Administrative Expenses [Member]
Disclosure Of Intangible Assets [Line Items]
Amortisation charge	¥ 151	¥ 148	¥ 70